UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December  31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	405 Lexington Ave	52nd Floor
          	New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title:    Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 14,  2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:14
Form 13F Information Table Value Total:  $ 231,281


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMBAC FINANCIAL GROUP INC	COM	023139108	 9,020 	350000	SH		SOLE		350000
AMERICREDIT CORP		COM	03060R101 29,272 	2288670	SH		SOLE		2288670
COMPUCREDIT CORP		COM	20478N100 36,943 	3701741	SH		SOLE		3701741
ENCORE CAPITAL GROUP INC	COM	292554102	 19,849 	2050480	SH		SOLE		2050480
FIRST ACCEPTANCE CORP		COM	318457108	 5,222 	1237452	SH		SOLE		1237452
FIRST MARBLEHEAD CORP		COM	320771108	 47,790 	3123510	SH		SOLE		3123510
HIGHBURY FINANCIAL INC	COM	42982Y109 1,800 	400000	SH		SOLE		400000
INDYMAC BANCORP INC		COM	456607100	 19,832 	3333180	SH		SOLE		3333180
OCWEN FINANCIAL CORP		COM	675746309	 9,698 	1750600	SH		SOLE		1750600
PMI GROUP INC			COM	69344M101 5,910 	445000	SH		SOLE		445000
PORTFOLIO RECOVERY ASSOCIATESCOM	73640Q105 13,064 	329316	SH		SOLE		329316
PRIMUS GUARANTY LTD		COM	G72457107 30,746 	4386040	SH		SOLE		4386040
SUN AMERICAN BANCORP 		COM	86664A103 1,865 	500000	SH		SOLE		500000
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117 270 	600000	SH		SOLE		600000

